Net Investment Hedge Gains and Losses Recognized in AOCI (Detail) (Net Investment Hedges, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	$ (107.3)	$ (33.7)
Foreign Exchange Contracts
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	(101.6)	(24.7)
Sterling Denominated Subordinated Debt
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	$ (5.7)	$ (9.0)